Employee benefits - Fair Value of Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Equities	€ 17.4	€ 15.1
Debt instruments	51.3	51.7
Property	8.9	9.6
Other	3.7	3.4
Total	€ 81.3	€ 79.8